Investment Income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investment Income

	For the year ended 31 December
	2017	2016	2015
	RMB million	RMB million	RMB million
Debt securities
- held-to-maturity securities	30,669	24,854	24,541
- available-for-sale securities	19,608	17,499	18,526
- at fair value through profit or loss	3,618	5,683	1,382
Equity securities
- available-for-sale securities	27,019	19,744	8,950
- at fair value through profit or loss	920	527	326
Bank deposits	23,827	27,851	32,285
Loans	16,320	12,018	11,115
Securities purchased under agreements to resell	746	971	368
Others	—	—	89
Total	122,727	109,147	97,582